BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DBSI (see Note 14f(2))	$ 52	$ 52
Sales to affiliate (see Note 1g)	1,187	1,611	410
Management fees to DBSI (see Note 14f(2))	$ 180	$ 180	$ 180